Prepaid operating leases	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Prepaid operating leases
13.	Prepaid operating leases

Yuchai is granted land use rights of 15 to 50 years in respect of such land. Prepaid operating leases represent those amounts paid for land use rights to the PRC government.

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Current	12,546	12,546	1,982
Non-current	379,636	367,270	58,026

Total	392,182	379,816	60,008

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Cost
At January 1 and December 31	529,577	529,577	83,669

Accumulated amortization
At January 1	124,576	137,395	21,707
Charge for the year	12,819	12,366	1,954

At December 31	137,395	149,761	23,661

Net carrying amount	392,182	379,816	60,008

As of December 31, 2017, prepaid operating leases with a carrying amount of RMB Nil (US$Nil) (2016: RMB 71,022) are pledged to secure bank facilities.